SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) market	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Decrease to retained earnings	$ (1,928,741)	$ (1,368,756)	$ (1,513,391)
Useful life	25 years
Average years used in market price scrap per ton calculation	10 years
Number of recycling markets | market	2
Accumulated earnings (deficit)
Property, Plant and Equipment [Line Items]
Decrease to retained earnings	$ (160,055)	$ 366,722	228,704
Cumulative Effect, Period of Adoption, Adjustment | Accumulated earnings (deficit)
Property, Plant and Equipment [Line Items]
Decrease to retained earnings			$ 220
Minimum
Property, Plant and Equipment [Line Items]
Standard payment terms, percent	90.00%
Days freight paid after completion of loading	3 days
Maximum
Property, Plant and Equipment [Line Items]
Standard payment terms, percent	95.00%
Days freight paid after completion of loading	5 days